Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Receipts from customers	$ 88,447	$ 5,704	$ 6,776
Government grants and tax incentives and credits received	22	905	3,819
Payments to suppliers and employees (inclusive of goods and services tax)	(136,210)	(60,110)	(60,835)
Interest received	3,910	3,549	1,778
Income taxes received/(paid)	1	(2)	4
Net cash (outflows) in operating activities	(43,830)	(49,954)	(48,458)
Cash flows from investing activities
Payments for property, plant and equipment	(833)	(680)	(271)
(Payments for)/Receipt from investment in sublease	(125)	241	234
Receipt of security deposits	0	609	0
Payments for licenses	(65)	(50)	(60)
Net cash (outflows)/inflows in investing activities	(1,023)	120	(97)
Cash flows from financing activities
Proceeds from borrowings	121,039	0	0
Repayment of borrowings	(124,981)	(7,824)	(10,000)
Payment of transaction costs from borrowings	(5,358)	(1,348)	(1,559)
Interest and other costs of finance paid	(17,756)	(5,266)	(5,717)
Proceeds from issue of shares	2,602	161,205	65,406
Proceeds from exercise of options	7,681	5,177	0
Proceeds from issue of warrants	3,961	1,647	0
Payments for share issue costs	(523)	(4,314)	(4,356)
Payments for lease liabilities	(2,308)	(1,941)	(3,522)
Proceeds from settlement of lease liabilities	314	0	0
Net cash (outflows)/inflows by financing activities	(15,329)	147,336	40,252
Net (decrease)/increase in cash and cash equivalents	(60,182)	97,502	(8,303)
Cash and cash equivalents at beginning of period	161,551	62,960	71,318
Foreign exchange gains/(losses) on the translation of foreign bank accounts	1,545	1,089	(55)
Cash and cash equivalents at end of period	$ 102,914	$ 161,551	$ 62,960